N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRIAC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Prudential Retirement Security Annuity III
Prospectus:
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.85%
Highest Annual Cost [Dollars]	$ 3,396
Portfolio Company Expenses Maximum [Percent]	0.85%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,268
Surrender Expense, 3 Years, Maximum [Dollars]	12,898
Surrender Expense, 5 Years, Maximum [Dollars]	21,654
Surrender Expense, 10 Years, Maximum [Dollars]	44,108
Annuitized Expense, 1 Year, Maximum [Dollars]	4,268
Annuitized Expense, 3 Years, Maximum [Dollars]	12,898
Annuitized Expense, 5 Years, Maximum [Dollars]	21,654
Annuitized Expense, 10 Years, Maximum [Dollars]	44,108
No Surrender Expense, 1 Year, Maximum [Dollars]	4,268
No Surrender Expense, 3 Years, Maximum [Dollars]	12,898
No Surrender Expense, 5 Years, Maximum [Dollars]	21,654
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,108
Temporary Fee Reductions, Current Expenses [Text Block]	Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2025 without the prior approval of the Fund’s Board of Directors.
Prudential Retirement Security Annuity III | PGIM Balanced Fund [Member]
Prospectus:
Current Expenses [Percent]	0.79%